Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Net Loss Before Income Taxes
The components of net loss before income taxes for the years ended December 31, 2021 and 2020 consisted of the following:

	2021	2020
United States	$(12,142)	$(9,687)
Foreign	118	(277)

	$(12,024)	$(9,964)

Schedule of Reconciliation of Effective Income Tax Rate
The provision for income taxes differs from the amount estimated by applying the statutory federal income tax rate to net loss before taxes as follows:

	2021	2020
Federal tax benefit at statutory rate	$(2,525)	$(2,093)
State income tax benefit at statutory rate, net of federal benefit	(359)	(316)
Permanent differences	282	197
Change in valuation allowance	2,626	2,206
Deferred adjustments	6	595
Net operating loss carryback – CARES Act	—	(685)
Other adjustments, net	(30)	96

Provision for income taxes	$—	$—

Schedule of Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities consist of the following:

	2021	2020
Deferred tax assets
Net operating loss carryforwards – domestic	$12,610	$9,895
Net operating loss carryforwards – foreign	1,220	1,252
Intangible assets	12,426	13,576
Accruals	1,398	659
Interest limitation	324	—
Other	60	118

Total deferred tax assets	$28,038	$(25,500)
Valuation allowance	(28,027)	(25,401)

Total deferred tax assets, net of allowance	$11	$99

Deferred tax liabilities
Other	$(11)	$(99)

Total deferred tax liabilities	$(11)	$(99)

Total deferred tax assets, net	$—	$—